Other Financial Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Other Financial Liabilities and Other Liabilities
25. OTHER FINANCIAL LIABILITIES AND OTHER LIABILITIES
Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Other financial liabilities:
Accounts payable	7,031,366	6,001,858
Accrued expenses	2,070,639	3,219,349
Borrowings from trust accounts	3,107,456	3,475,118
Agency business revenue	433,041	213,845
Foreign exchange payables	782,176	822,446
Domestic exchange settlement credits	6,708,220	4,631,921
Lease liabilities	343,213	319,161
Other miscellaneous financial liabilities	3,772,437	4,148,621
Present value discount	(15,322)	(20,451)

Sub-total	24,233,226	22,811,868

Other liabilities:
Unearned income	291,147	351,633
Other miscellaneous liabilities	265,706	338,524

Sub-total	556,853	690,157

Total	24,790,079	23,502,025